Measurement and Basis of Presentation - Statement of Compliance - Accounting policies	12 Months Ended
Dec. 31, 2017
Measurement and Basis of Presentation - Statement of Compliance - Accounting policies [Abstract]
Measurement and Basis of Presentation - Statement of Compliance - Accounting policies
2. Measurement and Basis of Presentation - Statement of Compliance - Accounting policies
These Consolidated Financial Statements have been prepared in accordance with IFRS. They were authorized for issue by the Company's board of directors on March 29, 2018.
The Consolidated Financial Statements of the Company for the year ended December 31, 2017, comprise the Company and its wholly owned subsidiaries Hamburg Maritime NV (incorporated under Belgian law on May 15, 2017, with its registered address on De Gerlachekaai 20, 2000 Antwerpen) and Maritime Partner BVBA (incorporated under Belgian law on May 9, 2017, with it's registered address on De Gerlachekaai 20, 2000 Antwerpen).
The accompanying Consolidated Financial Statements of the Company are presented in U.S. dollars (USD), which is the functional and presentation currency, in conformity with International Financial Reporting Standards ("IFRS") issued by the International Accounting Standards Board (the "IASB") and pursuant to the rules and regulations of the SEC.  All financial data presented in USD has been rounded to the nearest unit except for per share data.
Subsidiaries are fully consolidated from the date of acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date such control ceases.
Accounting policies with respect to the Consolidated Statement of Financial Position, the Consolidated Income Statement, the Consolidated Statement of Profit or Loss and Other Comprehensive Income and the Consolidated Statement of Cash Flows and any disclosures thereto have been disclosed in the notes to the Consolidated Financial Statements.
Significant events that took place during 2017
January 2017

January 2, 2017	The Over-allotment Option on the Company's Class A Common Shares as part of the Public Offering expired.

January 3, 2017	The Sponsor forfeited 519,225 Class B Common Shares. These shares were subsequently cancelled.

January 9, 2017	The Class A Common Shares and Warrants underlying the Units sold in the Public Offering began to trade separately.

April 2017

April 26, 2017	The Company entered into definitive agreements for the purchase of five identified capesize vessels (the "Capesize Vessels").

April 27, 2017	The Company commenced a Tender Offer to purchase up to 8,233,100 of its Class A Common Shares (the "Tender Offer"). The Tender Offer was extended twice, on May 25 and June 5, 2017.

May 2017

May 9, 2017
Incorporation of Maritime Partner BVBA, a wholly owned subsidiary of the Company.  HMAC contributed in cash for 13.501 USD equivalent to 100 shares out of the 100 shares issued by Maritime Partner BVBA. Currently, there are not yet operational activities within this subsidiary.

May 15, 2017
Incorporation of Hamburg Maritime NV, a wholly owned subsidiary of the Company.  HMAC contributed in cash for 67.478 USD equivalent to 99.999 shares out of the 100.000 shares issued by Maritime Partner BVBA. 1 share is held by Maritime Partner BVBA. Currently, there are not yet operational activities within this subsidiary.

June 2017

June 12, 2017	The Company terminated the Tender Offer, and consequently cancelled its purchase of the Capesize Vessels.